Investments in Unconsolidated Real Estate Ventures	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Real Estate Ventures
Note 4. Investments in Unconsolidated Real Estate Ventures
Nantucket Joint Venture
On July 18, 2024, we entered into a joint venture arrangement with an unaffiliated third party to develop a self storage property in Nantucket, Massachusetts (the “Nantucket Joint Venture”). On such date we agreed to purchase a minority ownership in the property of approximately 38%, and immediately funded approximately $4.9 million. In September 2024, we funded an additional $1.3 million. Upon completion of development, we expect to serve as property manager of the self storage property. This investment is accounted for pursuant to the equity method of accounting as we have the ability to exercise influence, but not control. As of September 30, 2024, the carrying value of this investment was approximately $6.2 million.
SmartCentres Joint Ventures
As a result of the SST IV Merger, we acquired six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, all of which were operating as of September 30, 2024. As a result of the SSGT II Merger, we acquired three self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, all of which were operating as of September 30, 2024.
On May 25, 2022, we, as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a single tenant industrial building located in the city of Burnaby, British Columbia (the “Regent Property”), that we and SmartCentres intend to develop into a self storage facility in the future.
On January 12, 2023, we as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a parcel of land in Whitby, Ontario, (the “Whitby Property”), that we and SmartCentres developed into a self storage facility that became operational in January 2024.
These joint venture agreements are with a subsidiary of SmartCentres, an unaffiliated third party, to acquire, develop, and operate self storage facilities.
For the three months ended September 30, 2024 and 2023, we recorded net aggregate loss of approximately $0.4 million and $0.3 million respectively, from our equity in earnings related to our unconsolidated real estate ventures in Canada. For the nine months ended September 30, 2024 and 2023, we recorded net aggregate loss of approximately $1.1 million and $1.2 million respectively, from our equity in earnings related to our unconsolidated real estate ventures in Canada.

The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”) (in thousands):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of September 30, 2024	Carrying Value of Investment as of December 31, 2023
Dupont (1)(6)	October 2019	$3,731	$3,975
East York (2)(6)	June 2020	5,667	5,663
Brampton (2)(6)	November 2020	1,979	1,975
Vaughan (2)(6)	January 2021	2,222	2,297
Oshawa (2)(6)	August 2021	1,348	1,275
Scarborough (2)(5)	November 2021	2,377	2,343
Aurora (1)(5)	December 2022	2,177	2,481
Kingspoint (2)(5)	March 2023	3,568	3,947
Whitby (4)	January 2024	8,221	7,076
Markham (1)(7)	May 2024	2,639	2,064
Regent (3)	Under Development	2,743	2,736

		$36,672	$35,832

(1)	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
(2)	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
(3)	This property was leased as a single tenant industrial lease as of September 30, 2024. The joint venture plans to develop this property into a self storage facility in the future.
(4)	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
(5)	As of September 30, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan II (defined below).
(6)	As of September 30, 2024, these properties were encumbered by first mortgages pursuant to the RBC JV Term Loan (defined below).
(7)	This property is encumbered by a first mortgage pursuant to the SmartCentres Financings (defined below).
RBC JV Term Loan II
On July 17, 2024, three of our joint ventures with SmartCentres closed on a $46.0 million CAD term loan (the “RBC JV Term Loan II”) with Royal Bank Canada (“RBC”) pursuant to which three of our joint venture subsidiaries that each own 50% of a JV Property serve as borrowers (the “RBC Borrowers II”). The RBC JV Term Loan II is secured by first mortgages on three of the JV Properties which were previously encumbered by the SmartCentres Financings. The maturity date of the RBC JV Term Loan II is November 3, 2025, which may be requested to be extended by one additional year at the sole discretion of RBC and subject to certain conditions. Interest on the RBC JV Term Loan is a fixed annual rate of 4.97%, and payments are interest only during the term of the loan.
We and SmartCentres each serve as a full recourse guarantor with respect to 50% of the secured obligations under the RBC JV Term Loan II. The RBC JV Term Loan II contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default. Pursuant to the terms of the RBC JV Term Loan II, a failure by either us or SmartCentres to observe any negative covenant under each of our respective (and separate) credit facilities (“Separate Credit Facilities”) would be an event of default under the

RBC JV Term Loan II. We and SmartCentres entered into a separate Cross-Indemnity Agreement pursuant to which we and SmartCentres have each agreed to indemnify the other party with respect to any claims arising from a breach or default of the other party pursuant to the RBC JV Term Loan II or the Separate Credit Facilities.
The net proceeds from the RBC JV Term Loan II, in combination with cash on hand were used to fully repay the allocated loan amounts of approximately $46.4 million CAD or approximately $34.1 million USD under the SmartCentres Financings for each of the three JV Properties.
As of September 30, 2024, there was approximately $46.0 million CAD or approximately $34.0 million USD outstanding on the RBC JV Term Loan II.
RBC JV Term Loan
On November 3, 2023, five of our joint ventures with SmartCentres closed on a $70 million CAD term loan (the “RBC JV Term Loan”) with RBC pursuant to which five of our joint venture subsidiaries that each own 50% of a Joint Venture property serve as borrowers (the “RBC Borrowers”). The RBC JV Term Loan is secured by first mortgages on five of the JV Properties which were previously encumbered by the SmartCentres Financings (as defined below). The maturity date of the RBC JV Term Loan is November 2, 2025, which may be requested to be extended by one additional year by the RBC Borrowers, subject to the approval of RBC in its sole and absolute discretion. Interest on the RBC JV Term Loan is a fixed annual rate of 6.21%, and payments are interest only during the term of the loan.
We and SmartCentres each serve as a full recourse guarantor with respect to 50% of the secured obligations under the RBC JV Term Loan. The RBC JV Term Loan contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default. Pursuant to the terms of the RBC JV Term Loan, a failure by either us or SmartCentres to observe any negative covenant under each of our Separate Credit Facilities would be an event of default under the RBC JV Term Loan; in addition, certain actions by either us or SmartCentres may trigger an event of default under the RBC JV Term Loan. We and SmartCentres entered into a separate Cross-Indemnity Agreement pursuant to which we and SmartCentres have each agreed to indemnify the other party with respect to any claims arising from a breach or default of the other party pursuant to the RBC JV Term Loan or the Separate Credit Facilities.
The majority of net proceeds from the RBC JV Term Loan were used to fully repay the allocated loan amounts of approximately $68.9 million CAD under the SmartCentres Financings (as defined below) for each of the five JV Properties.
As of September 30, 2024, $70.0 million CAD or approximately $51.8 million in USD, was outstanding on the RBC JV Term Loan.
SmartCentres Financings
In connection with the SST IV Merger, we, through our acquisition of the Oshawa, East York, Brampton, Vaughan, and Scarborough joint venture partnerships, also became party to a master mortgage commitment agreement (the “MMCA I”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (the “SmartCentres Loan I”). The SmartCentres Lender is an affiliate of SmartCentres. On August 18, 2021, the Kingspoint Property was added to the MMCA I, increasing the available capacity.

On June 1, 2022, in connection with the SSGT II Merger, we assumed another loan with the SmartCentres Lender. SSGT II had previously entered into a master mortgage commitment agreement on April 30, 2021, which was subsequently modified on October 22, 2021 (the “MMCA II”), with the SmartCentres Lender in the amount of up to approximately $34.3 million CAD (the “SmartCentres Loan II”) (collectively with SmartCentres Loan I, the “SmartCentres Financings”). The borrowers under the SmartCentres Loan II are the joint venture entities in which we (SSGT II prior to June 1, 2022), and SmartCentres each hold a 50% limited partnership interest with respect to the Dupont and Aurora joint venture properties. In connection with the SmartCentres Loan II assumption, we became a recourse guarantor for 50% of the SmartCentres Financings. On September 13, 2022, the Markham Property was added to the MMCA II, increasing the available capacity.
The SmartCentres Loan I and SmartCentres Loan II have an accordion feature such that borrowings pursuant thereto may be increased up to approximately $120 million CAD each, subject to certain conditions set forth in the MMCA I and MMCA II agreements. Additionally, pursuant to the MMCA I and MMCA II agreements, the collective borrowings between all SmartCentres Financings, and loans made by the SmartCentres Lender to our affiliates, are limited to an overall combined capacity of $120 million CAD.
The SmartCentres Financings were amended on May 13, 2024, extending the maturity date to May 11, 2026, among other changes. Monthly interest payments initially increase the outstanding principal balance. Upon a JV Property generating sufficient net cash flow, the SmartCentres Financings provide for the commencement of quarterly payments of interest. The borrowings advanced pursuant to the SmartCentres Financings may be prepaid without penalty, subject to certain conditions set forth in the MMCA I and MMCA II.
The SmartCentres Financings contain customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than 70% with respect to each JV Property) and events of default, all as set forth in the MMCA I and MMCA II. We serve as a full recourse guarantor with respect to 50% of the SmartCentres Financings. As of September 30, 2024, the joint ventures were in compliance with all such covenants.
On July 17, 2024, three of our joint ventures with SmartCentres closed on a $46.0 million CAD term loan with RBC pursuant to which three of our joint venture subsidiaries that each own 50% of a JV Property serve as borrowers. The RBC JV Term Loan II is secured by first mortgages on three of the JV Properties which were previously encumbered by the SmartCentres Financings. The net proceeds from such loan were used to fully repay the allocated loan amounts of approximately $46.4 million CAD or approximately $34.1 million USD under the SmartCentres Financings for each of the three JV Properties.
Interest on the SmartCentres Financings is a variable annual rate equal to the aggregate of: (i) the BA Equivalent Rate, plus: (ii) a margin based on the External Credit Rating, plus (iii) a margin under the Senior Credit Facility, each as defined and described further in the MMCA I and MMCA II. As of September 30, 2024, the total interest rate was approximately 7.3%.
As of September 30, 2024, approximately $17.3 million CAD or approximately $12.8 million in USD, was outstanding on the SmartCentres Financings. As of December 31, 2023, approximately $57.3 million CAD or approximately $43.3 million USD was outstanding on the SmartCentres Financings. The proceeds of the SmartCentres Financings have been and will generally be used to finance the acquisition, development, and construction of the JV Properties.

Note 4. Investments in Unconsolidated Real Estate Ventures
As a result of the SST IV Merger, we acquired six self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, all of which were operating properties as of December 31, 2023. As a result of the SSGT II Merger, we acquired three self storage real estate joint ventures located in the Greater Toronto Area of Ontario, Canada, two of which were operating properties and one of which was under development as of December 31, 2023.
On May 25, 2022, we, as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a single tenant industrial building located in the city of Burnaby, British Columbia (the “Regent Property”), that we and SmartCentres intend to develop into a self storage facility in the future. Our 50% of the total purchase price for the Regent Property was approximately $3.5 million CAD (or approximately $2.7 million USD), plus closing costs.
On January 12, 2023, we as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary, purchased a parcel of land in Whitby, Ontario, (the “Whitby Property”), that we and SmartCentres are developing into a self storage facility in the future. Our 50% of the initial investment at closing for the Whitby Property was approximately $2.7 million CAD (or approximately $2.0 million USD), plus closing costs.
These joint venture agreements are with a subsidiary of SmartCentres, an unaffiliated third party, to acquire, develop, and operate self storage facilities.

We account for these investments using the equity method of accounting and they are stated at cost and adjusted for our share of net earnings or losses and reduced by distributions and increased for contributions. Equity in earnings (loss) will generally be recognized based on our ownership interest in the earnings (loss) of each of the unconsolidated investments, and is recorded in Equity in earnings (losses) from investments in JV Properties in the accompanying consolidated statements of operations. For the years ended December 31, 2023 and 2022, we recorded net aggregate loss of approximately $1.6 million and $0.8 million respectively, from our equity in earnings related to our unconsolidated real estate ventures in Canada.
The following table summarizes our 50% ownership interests in investments in unconsolidated real estate ventures in Canada (the “JV Properties”):

JV Property	Date Real Estate Venture Became Operational	Carrying Value of Investment as of December 31, 2023	Carrying Value of Investment as of December 31, 2022
Dupont (1)	October 2019	$3,974,813	$4,245,434
East York (2)	June 2020	5,662,757	6,039,951
Brampton (2)	November 2020	1,974,811	2,166,186
Vaughan (2)	January 2021	2,297,273	2,625,089
Oshawa (2)	August 2021	1,274,680	1,506,798
Scarborough (2)	November 2021	2,342,720	2,364,175
Aurora (1)	December 2022	2,480,800	2,546,407
Kingspoint (2)	March 2023	3,947,014	3,342,969
Markham (1)	Under Development	2,063,919	1,038,541
Regent (3)	Under Development	2,737,202	2,646,532
Whitby (4)	Under Development	7,075,611	—

		$35,831,600	$28,522,082

(1)	These joint venture properties were acquired through the SSGT II Merger, which closed on June 1, 2022.
(2)	These joint venture properties were acquired through the SST IV Merger, which closed on March 17, 2021.
(3)	This property is currently leased as a single tenant industrial lease. The joint venture plans to develop this property into a self storage facility in the future.
(4)	This property was acquired on January 12, 2023 in connection with a purchase agreement assumed in the SSGT II Merger.
Potential Future Joint Ventures
We as 50% owner and SmartCentres as the other 50% owner of a joint venture subsidiary were party to two purchase and sale agreements for the acquisition of land in Canada intended to be developed into self storage facilities which had not yet closed. Our 50% portion of the total purchase price for these properties was approximately USD $7.6 million, plus closing costs. There can be no assurance that we will complete these acquisitions. Additionally, we may assign some or all of such purchase and sale agreements to the Managed REITs. If we fail to acquire these properties, in addition to the incurred acquisition costs, we may also forfeit earnest money of approximately USD $1.1 million as a result.
RBC JV Term Loan
On November 3, 2023, we closed on a $70 million CAD term loan (the “RBC JV Term Loan”) with Royal Bank of Canada (“RBC”) pursuant to which five of our joint venture subsidiaries that each own 50% of a Joint Venture property serve as borrowers (the “RBC Borrowers”). The RBC JV Term Loan is secured by first mortgages on five of the JV Properties which were previously encumbered by the SmartCentres Financings (as defined below). The maturity date of the RBC JV Term Loan is November 2, 2025, which may be requested to be extended by one additional year by the RBC Borrowers, subject to the approval of RBC in its sole and absolute discretion. Interest on the RBC JV Term Loan is a fixed annual rate of 6.21%, and payments are interest only during the term of the loan.
We and SmartCentres each serve as a full recourse guarantor with respect to 50% of the secured obligations under the RBC JV Term Loan. The RBC JV Term Loan contains certain customary representations and warranties, affirmative, negative and financial covenants, and events of default
. Pursuant to the terms of the RBC JV Term Loan, a failure by either us or SmartCentres to observe any negative covenant under each of our respective (and separate) credit facilities (“Separate Credit Facilities”) would be an event of default under the RBC JV Term Loan; in addition, certain actions by either us or SmartCentres may trigger an event of default under the RBC JV Term Loan. We and SmartCentres entered into a separate Cross-Indemnity Agreement pursuant to which we and SmartCentres have each agreed to indemnify the other party with respect to any claims arising from a breach or default of the other party pursuant to the RBC JV Term Loan or the Separate Credit Facilities.
The majority of net proceeds from the RBC JV Term Loan were used to fully repay the allocated loan amounts of approximately $68.9 million CAD under the SmartCentres Financings (as defined below) for each of the five JV Properties.
As of December 31, 2023, $
70.0
 million CAD or approximately $
52.8
 million in USD, was outstanding on the RBC JV Term Loan.
SmartCentres Financings
In connection with the SST IV Merger, we, through our acquisition of the Oshawa, East York, Brampton, Vaughan, and Sc
arbo
rough joint venture partnerships, also became party to a master mortgage commitment agreement (the “MMCA I”) with SmartCentres Storage Finance LP (the “SmartCentres Lender”) (the “SmartCentres Loan I”). The SmartCentres Lender is an affiliate of SmartCentres.
On August 18, 2021, the Kingspoint Property was added to the MMCA I, increasing the available capacity.
On June 1, 2022, in connection with the SSGT II Merger, we assumed another loan with the SmartCentres Lender. SSGT II had previously entered into a master mortgage commitment agreement on April 30, 2021, which was subsequently modified on October 22, 2021 (the “MMCA II”), with the SmartCentres Lender in the amount of up to approximately $34.3 million CAD (the “SmartCentres Loan II”) (collectively with SmartCentres Loan I, the “SmartCentres Financings”). The borrowers under the SmartCentres Loan II are the joint venture entities in which we (SSGT II prior to June 1, 2022), and SmartCentres each hold a 50% limited partnership interest with respect to the Dupont and Aurora joint venture properties. In connection with the SmartCentres Loan II assumption, we became a recourse guarantor for 50% of the SmartCentres Financings. On September 13, 2022, the Markham Property was added to the MMCA II, increasing the available capacity.
The SmartCentres Loan I and SmartCentres Loan II have an accordion feature such that borrowings pursuant thereto may be increased up to approximately $120 million CAD each, subject to certain conditions set forth in the MMCA I and MMCA II agreements. Additionally, pursuant to the MMCA agreements, the collective borrowings between all SmartCentres Financings, and loans made by the SmartCentres Lender to our affiliates, are limited to an overall combined capacity of $120 million CAD.

In connection with the execution of the RBC JV Term Loan, the Dupont, Bramport, East York, Vaughan, and Oshawa properties are no longer encumbered by or subject to the SmartCentres Financings.
As of December 31, 2023, the Aurora, Scarborough, Kingspoint, and Markham properties were encumbered by th
e SmartCentres
Financing
s.
As of December 31, 2023, approximately $
57.3
 million CAD or approximately $
43.3
 million in USD, was outstanding on the SmartCentres
Financings. As of December 31, 2022, approximately $
116.7 million CAD or approximately $86.1 million USD was outstanding on the SmartCentres Financings. The proceeds of the SmartCentres Financings have been and will generally be used to finance the acquisition, development, and construction of the JV Properties.
The SmartCentres Financings are secured by first mortgages. Interest on the SmartCentres Financings is a variable annual rate equal to the aggregate of: (i) the BA Equivalent Rate, plus: (ii) a margin based on the External Credit Rating, plus (iii) a margin under the Senior Credit Facility, each as defined and described further in the MMCA I and MMCA II. As of December 31, 2023, the total interest rate was approximately 7.9%.
The SmartCentres Financings, as amended, have a maturity date of May 11, 2024, the MMCA II contains two one year extension options. Monthly interest payments initially increase the outstanding principal balance. Upon a JV Property generating sufficient net cash flow, the SmartCentres Financings provide for the commencement of quarterly payments of interest. The borrowings advanced pursuant to the SmartCentres Financings m ay
be prepaid without penalty, subject to certain conditions set forth in the MMCA I and MMCA II.
The SmartCentres Financings contain customary affirmative and negative covenants, agreements, representations, warranties and borrowing conditions (including a loan to value ratio of no greater than 70% with respect to each JV Property) and events of default, all as set forth in the MMCA I and MMCA II. We serve as a full recourse guarantor with respect to 50% of the SmartCentres Financings. As of December 31, 2023, the joint ventures were in compliance with all such covenants.